Taxes (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	R$ 2,329,899
Net deferred tax liabilities	(3,051,185)
2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	809,501
Net deferred tax liabilities	(279,866)
Later than one year and not later than two years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	367,203
Net deferred tax liabilities	(275,691)
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	115,852
Net deferred tax liabilities	(244,572)
2027
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	60,375
Net deferred tax liabilities	(230,246)
2028
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	43,220
Net deferred tax liabilities	(201,961)
Later Than Five Years And Not Later Than Eight Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	123,022
Net deferred tax liabilities	(460,997)
Later Than Eight Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Net deferred tax assets	810,726
Net deferred tax liabilities	R$ (1,357,852)